March 7, 2011

Alternative Strategies Mutual Fund

A series of Trust for Professional Managers

Supplement to Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”)
 dated June 28, 2010

Effective February 28, 2011, Peter Lowden and Scott Albright no longer serve as Portfolio Managers of the Alternative Strategies Mutual Fund (the “Fund”).  Also effective February 28, 2011, James P. Calhoun, Portfolio Manager, Ascentia Capital Partners, LLC, has been added as a Portfolio Manager of the Fund.

The following disclosures in the Summary Prospectus, Prospectus and SAI are hereby revised to read as follows:

Summary Prospectus and Prospectus

The section entitled “Portfolio Managers” on page 5 of the Summary Prospectus and page 7 of the Prospectus is revised to read as follows:

Portfolio Managers.  The following individuals serve as the Fund’s portfolio managers:

Portfolio Manager	Primary Title
John Brynjolfsson	Chief Investment Officer and Managing Director at Armored Wolf, and has managed the Fund since 2010.
Robert D. Arnott	Chairman and CEO of Research Affiliates, and has managed the Fund since 2008.
Jason Hsu	Managing Director and Chief Investment Officer of Research Affiliates, and has managed the Fund since 2008.
Rafi U. Zaman, CFA	Managing Director of Global Equities at DCM, and has managed the Fund since 2009.
James P. Calhoun	Portfolio Manager of the Advisor, and has managed the Fund since 2011.
Peter deLisser	President and Senior Partner of Sage, and has managed the Fund since 2008.
Karen Heston	Chief Investment Officer of Sage, and has managed the Fund since 2008.
Michael C. Ippolito, CFA	Portfolio Manager and Senior Research Analyst of Sage, and has managed the Fund since 2008.
James O’Shaughnessy Houssels	Portfolio Manager of the Advisor, and has managed the Fund since 2009.
David Holmes	Chief Investment Officer at DAIC, and has managed the Fund since 2009.

Prospectus

The section entitled “Management of the Fund - Portfolio Managers - Advisor” on page 19 of the Prospectus is revised to read as follows:

James Calhoun and James O’Shaughnessy Houssels are members of the Investment Committee that is responsible for the day-to-day management of the segment of the Fund’s portfolio managed by the Advisor, as well as to provide oversight of the Fund’s portfolio managed by the Sub-Advisors.

James P. Calhoun joined the Advisor in 2008.  He has over 6 years of experience in investment management as well as extensive experience in the quantitative, fundamental and technical aspects of the securities markets with a specific emphasis on alternative portfolio management.  He is a member of the Investment Committee and participates in the development and communication of the firm’s investment strategy, as well as client asset allocations and investment recommendations.  Mr. Calhoun has a Bachelor of Science Degree in Business Administration with majors in Finance and Economics from the University of Nevada, Reno.   His degree emphasized Derivatives and Risk Management, International Finance and Foreign Exchange, Portfolio Management and Optimization, Corporate Valuation and Forecasting, Alternative Investment Strategies, Econometrics, Macro Economics, Micro Economics, and Statistics.  Prior to joining the Advisor Mr. Calhoun worked with GMH Capital Partners managing real-estate investments from 2004 to 2007, and Equitas Capital from 2003 to 2004.  Mr. Calhoun is a CFA Level II candidate.

James O’Shaughnessy Houssels is a portfolio manager of the Advisor (since June 2009) and is also a Managing Member and registered investment adviser representative of Wealth Management Associates, LLC (since 2002) which serves as the backbone of his family office and is the sole investment advisor to the Houssels Family Limited Partnership.  Mr. Houssels has a Bachelor’s Degree from the University of Nevada, Las Vegas.

The section entitled “Management of the Fund – Portfolio Managers - Sub-Advisors - Dunham & Associates Investment Counsel, Inc.” on page 21 of the Prospectus is revised to read as follows:

Dunham & Associates Investment Counsel, Inc.
David Holmes  is the Portfolio Manager primarily responsible for the day-to-day management of the segment of the Fund’s assets managed by DAIC.  Mr. Holmes is Chief Investment Officer, and has been registered with DAIC since February 25, 2009.  Prior to joining DAIC, Mr. Holmes served as President and Chief Investment Officer of Adagio Capital Management, LLC (“Adagio”) and Adagio Trust Company from 2000 to February 2009.  While at Adagio, Mr. Holmes served as the Fund’s principal portfolio manager.  Mr. Holmes was a Vice President/Portfolio Manager for the Whittier Trust Company, an independent investment management company, from 1995 to 2000.

SAI

The section entitled “Management of the Fund – Portfolio Managers - Ascentia Capital Partners, LLC” on page B-36 of the SAI is revised to read as follows:

James Calhoun and James O’Shaughnessy Houssels are members of the Investment Committee that is responsible for the day-to-day management of the segment of the Fund’s portfolio managed by the Advisor, as well as to provide oversight of the Fund’s portfolio managed by the sub-advisors.

James P. Calhoun joined the Advisor in 2008.  He has over 6 years of experience in investment management as well as extensive experience in the quantitative, fundamental and technical aspects of the securities markets with a specific emphasis on alternative portfolio management.  He is a member of the Investment Committee and participates in the development and communication of the firm’s investment strategy, as well as client asset allocations and investment recommendations.  Mr. Calhoun has a Bachelor of Science Degree in Business Administration with majors in Finance and Economics from the University of Nevada, Reno.   His degree emphasized Derivatives and Risk Management, International Finance and Foreign Exchange, Portfolio Management and Optimization, Corporate Valuation and Forecasting, Alternative Investment Strategies, Econometrics, Macro Economics, Micro Economics, and Statistics.  Prior to joining the Advisor Mr. Calhoun worked with GMH Capital Partners managing real-estate investments from 2004 to 2007, and Equitas Capital from 2003 to 2004.  Mr. Calhoun is a CFA Level II candidate.

James O’Shaughnessy Houssels is a portfolio manager of the Advisor since June 2009 and is also a Managing Member and registered investment adviser representative of Wealth Management Associates, LLC (since 2002) which serves as the backbone of his family office and is the sole investment advisor to the Houssels Family Limited Partnership.  Mr. Houssels has a Bachelor’s Degree from the University of Nevada, Las Vegas.

The section entitled “Management of the Fund – Portfolio Managers – Dunham & Associates Investment Counsel, Inc.” on page B-37 of the SAI is revised to read as follows:

Dunham & Associates Investment Counsel, Inc.
David Holmes is the Portfolio Manager primarily responsible for the day-to-day management of the segment of the Fund’s assets managed by DAIC.  Mr. Holmes is Chief Investment Officer, and has been registered with DAIC since February 25, 2009.  Prior to joining DAIC, Mr. Holmes served as President and Chief Investment Officer of Adagio Capital Management, LLC (“Adagio”) and Adagio Trust Company from 2000 to February 2009.  While at Adagio, Mr. Holmes served as the Fund’s principal portfolio manager.  Mr. Holmes was a Vice President/Portfolio Manager for the Whittier Trust Company, an independent investment management company, from 1995 to 2000.

The section entitled “Management of the Fund - Other Accounts Managed by the Portfolio Managers” beginning on page B-37 of the SAI is revised to read as follows:

The table below identifies, for each Portfolio Manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that the advisory fees for any of these accounts are based on account performance, this information is reflected in separate tables below.  Asset amounts have been rounded and are approximate as of June 28, 2010, except as otherwise indicated.

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

John Brynjolfsson (Armored Wolf)	1	$39 million	1	$109 million	1	$12 million
Robert D. Arnott (Research Affiliates)	10	$17.4 billion	15	$1 billion	18	$3 billion
Jason Hsu (Research Affiliates)	10	$17.4 billion	15	$1 billion	18	$3 billion
Rafi U. Zaman (DCM)	0	$0	0	$0	6	$3 million
James P. Calhoun*	0	$0	0	$0	97	$4.9 million
Peter deLisser (Sage Capital)	1	$4.9 million	3	$105 million	1	$13.9 million
Karen Heston (Sage Capital)	1	$4.9 million	3	$105 million	1	$13.9 million
Michael Ippolito (Sage Capital)	1	$4.9 million	3	$105 million	1	$13.9 million
James O’Shaughnessy Houssels	0	$0	0	$0	0	$0
David Holmes (DAIC)	1	$2 million	0	$0	100	$104.6 million

*      Information is provided as of February 28, 2011.

Please retain this Supplement with your Prospectus and SAI for future reference.

The date of this Prospectus and SAI Supplement is March 7, 2011.